UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2016

Date of reporting period:	10/31/2015

Item 1. Schedule of Investments

Prudential Core Taxable Money Market Fund

Schedule of Investments

as of October 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT — 18.2%
Bank of America NA	0.344	%(a)	01/07/16	280,000	$280,000,000
Bank of America NA	0.376	%(a)	02/22/16	189,000	189,000,000
Bank of America NA	0.380%		01/15/16	159,000	159,000,000
Bank of Montreal	0.280%		12/21/15	242,000	242,000,000
Bank of Montreal	0.346	%(a)	05/09/16	148,000	148,000,000
Bank of Montreal	0.357	%(a)	06/13/16	100,000	99,943,791
Bank of Montreal	0.404	%(a)	03/04/16	50,000	50,010,333
Bank of Montreal	0.407	%(a)	02/22/16	44,000	44,009,785
Bank of Nova Scotia	0.383	%(a)	03/10/16	361,000	361,000,000
Bank of Nova Scotia	0.511	%(a)	05/16/16	45,000	45,030,914
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.300%		01/04/16	303,000	303,000,000
BMO Harris Bank NA	0.389	%(a)	01/19/16	141,000	141,000,000
Canadian Imperial Bank of Commerce	0.140%		11/09/15	175,000	175,000,000
Canadian Imperial Bank of Commerce	0.323	%(a)	03/14/16	137,000	137,000,000
Canadian Imperial Bank of Commerce	0.344	%(a)	01/08/16	93,000	93,000,000
Canadian Imperial Bank of Commerce	0.362	%(a)	02/05/16	58,000	58,008,600
Canadian Imperial Bank of Commerce	0.436	%(a)	03/24/16	91,000	91,025,808
Citibank NA	0.250%		01/20/16	258,725	258,725,000
Citibank NA	0.260%		01/07/16	49,630	49,630,000
Citibank NA	0.290%		01/05/16	44,000	44,000,000
HSBC Bank PLC	0.354	%(a)	02/04/16	57,000	57,006,489
HSBC Bank PLC	0.364	%(a)	03/03/16	197,000	197,000,000
HSBC Bank PLC	0.364	%(a)	03/03/16	100,000	100,000,000
Nordea Bank AB	0.421	%(a)	11/09/15	21,000	21,000,375
Norinchukin Bank	0.344	%(a)	11/30/15	22,000	22,000,026
Rabobank Nederland	0.321	%(a)	11/17/15	135,800	135,799,191
Rabobank Nederland	0.335	%(a)	01/25/16	44,750	44,755,627
Royal Bank of Canada	0.317	%(a)	02/12/16	110,000	110,000,000
Royal Bank of Canada	0.363	%(a)	12/11/15	361,000	361,000,000
Royal Bank of Canada	0.365	%(a)	03/23/16	293,000	293,000,000
Skandinaviska Enskilda Banken AB	0.357	%(a)	01/11/16	250,000	250,000,000
Skandinaviska Enskilda Banken AB	0.397	%(a)	04/06/16	189,000	189,000,000
Skandinaviska Enskilda Banken AB	0.644	%(a)	01/04/16	29,005	29,018,235
State Street Bank & Trust Co.	0.341	%(a)	03/21/16	220,700	220,700,000
State Street Bank & Trust Co.	0.357	%(a)	02/10/16	223,000	223,000,000
Sumitomo Mitsui Banking Corp.	0.130%		11/06/15	200,000	200,000,000
Sumitomo Mitsui Banking Corp.	0.300%		01/08/16	20,000	20,000,000
Sumitomo Mitsui Banking Corp.	0.300%		01/15/16	150,000	150,000,000
Sumitomo Mitsui Banking Corp.	0.350%		11/02/15	30,000	30,000,133
Sumitomo Mitsui Banking Corp.	0.394	%(a)	01/14/16	88,700	88,700,000
Svenska Handelsbanken AB	0.270%		01/20/16	222,000	222,000,000
Svenska Handelsbanken AB	0.275%		12/22/15	75,000	75,000,000
Svenska Handelsbanken AB	0.320%		12/11/15	185,000	185,000,000
Svenska Handelsbanken AB	0.344	%(a)	01/27/16	281,000	281,000,000
Svenska Handelsbanken AB	0.347	%(a)	01/25/16	145,000	145,000,000
Toronto-Dominion Bank (The)	0.160%		11/09/15	182,650	182,650,000
Toronto-Dominion Bank (The)	0.334	%(a)	05/05/16	100,000	100,000,000
Toronto-Dominion Bank (The)	0.434	%(a)	06/06/16	239,000	239,000,000
Toronto-Dominion Bank (The)	0.500%		04/01/16	100,000	100,000,000
Wells Fargo Bank NA	0.296	%(a)	01/04/16	10,000	10,000,750
Wells Fargo Bank NA	0.299	%(a)	12/16/15	15,000	15,000,958
Wells Fargo Bank NA	0.317	%(a)	12/23/15	241,000	241,011,877
Wells Fargo Bank NA	0.327	%(a)	04/04/16	67,000	67,000,000
Wells Fargo Bank NA	0.337	%(a)	05/03/16	135,000	135,000,000
Wells Fargo Bank NA	0.362	%(a)	02/01/16	4,000	4,000,872
Wells Fargo Bank NA	0.363	%(a)	11/20/15	150,000	150,000,000
Wells Fargo Bank NA	0.366	%(a)	02/17/16	100,000	100,000,000

					7,962,028,764

COMMERCIAL PAPER — 26.1%
Air Products & Chemicals, Inc., 144A	0.142	%(b)	11/04/15	113,500	113,498,676
Apple, Inc., 144A	0.112	%(b)	11/23/15	163,000	162,989,042
Apple, Inc., 144A	0.132	%(b)	11/19/15	147,000	146,990,445
Bank of Nova Scotia, 144A	0.264	%(b)	02/01/16	283,000	282,811,959
Caisse Centrale Desjardins du Quebec, 144A	0.157	%(b)	11/19/15	130,000	129,989,925
Caisse Centrale Desjardins du Quebec, 144A	0.234	%(b)	11/20/15	64,830	64,822,130
Caterpillar Financial Services Corp.	0.122	%(b)	11/02/15	19,500	19,499,935
CDP Financial, Inc., 144A	0.254	%(b)	01/08/16	100,000	99,952,773
CDP Financial, Inc., 144A	0.264	%(b)	01/13/16	25,000	24,986,819
CDP Financial, Inc., 144A	0.264	%(b)	01/20/16	30,000	29,982,666
CDP Financial, Inc., 144A	0.305	%(b)	02/12/16	57,000	56,951,072
CDP Financial, Inc., 144A	0.305	%(b)	02/16/16	43,500	43,461,210
Commonwealth Bank of Australia, 144A	0.314	%(a)	05/04/16	93,500	93,495,554
Commonwealth Bank of Australia, 144A	0.314	%(a)	04/13/16	40,000	40,000,000
CPPIB Capital, Inc., 144A	0.244	%(b)	01/04/16	108,173	108,126,842
CPPIB Capital, Inc., 144A	0.244	%(b)	01/07/16	250,000	249,888,323
CPPIB Capital, Inc., 144A	0.295	%(b)	01/12/16	300,000	299,825,969
CPPIB Capital, Inc., 144A	0.308	%(b)	01/26/16	215,020	214,864,127
CPPIB Capital, Inc., 144A	0.315	%(b)	01/27/16	50,000	49,962,535
CPPIB Capital, Inc., 144A	0.325	%(b)	02/02/16	72,445	72,385,102
DNB Bank ASA, 144A	0.264	%(b)	01/22/16	259,000	258,846,607
DNB Bank ASA, 144A	0.274	%(b)	02/08/16	204,700	204,548,005
DNB Bank ASA, 144A	0.284	%(a)	11/16/15	47,000	47,000,000
DNB Bank ASA, 144A	0.346	%(a)	04/21/16	278,000	278,000,000
DNB Bank ASA, 144A	0.374	%(a)	03/08/16	97,000	97,000,000
European Investment Bank	0.203	%(b)	01/25/16	97,750	97,703,840
European Investment Bank	0.218	%(b)	01/08/16	589,000	588,760,785
European Investment Bank	0.218	%(b)	01/12/16	250,000	249,892,493
Exxon Mobil Corp.	0.132	%(b)	11/19/15	65,000	64,995,775
Exxon Mobil Corp.	0.274	%(b)	11/06/15	46,400	46,398,260
HSBC Bank PLC, 144A	0.294	%(a)	11/20/15	152,000	152,000,000
HSBC Bank PLC, 144A	0.297	%(a)	11/19/15	2,000	1,999,973
HSBC Bank PLC, 144A	0.341	%(a)	04/29/16	118,000	118,000,000
Hydro-Quebec, 144A	0.142	%(b)	11/17/15	100,000	99,993,778
Hydro-Quebec, 144A	0.162	%(b)	12/07/15	62,300	62,290,032
International American Development Bank	0.142	%(b)	11/02/15	90,000	89,999,650
International Bank for Reconstruction & Development	0.183	%(b)	11/05/15	305,000	304,993,900
International Bank for Reconstruction & Development	0.213	%(b)	11/02/15	221,000	220,998,711
International Finance Corp.	0.101	%(b)	11/10/15	93,000	92,997,675
International Finance Corp.	0.132	%(b)	12/09/15	80,000	79,989,022
International Finance Corp.	0.162	%(b)	01/04/16	80,000	79,977,244
International Finance Corp.	0.213	%(b)	11/12/15	120,000	119,992,300
International Finance Corp.	0.223	%(b)	11/02/15	18,000	17,999,890
International Finance Corp.	0.223	%(b)	11/03/15	150,000	149,998,167
JPMorgan Securities LLC	0.152	%(b)	11/05/15	59,000	58,999,017
JPMorgan Securities LLC, 144A	0.403	%(a)	02/02/16	50,000	50,000,000
JPMorgan Securities LLC, 144A	0.416	%(a)	05/09/16	150,000	150,000,000
JPMorgan Securities LLC, 144A	0.453	%(a)	04/27/16	180,750	180,750,000
KFW, 144A	0.274	%(b)	01/05/16	23,200	23,188,689
KFW, 144A	0.274	%(b)	01/08/16	207,000	206,894,420
KFW, 144A	0.274	%(b)	01/14/16	158,400	158,312,081
KFW, 144A	0.274	%(b)	01/26/16	188,750	188,628,248
KFW, 144A	0.283	%(b)	01/11/16	276,000	275,848,462
KFW, 144A	0.284	%(b)	02/01/16	44,000	43,968,515
Microsoft Corp., 144A	0.112	%(b)	11/13/15	94,000	93,996,553
Microsoft Corp., 144A	0.132	%(b)	11/12/15	262,000	261,989,592
Nestle Finance International Ltd.	0.366	%(b)	01/26/16	187,000	186,839,144
Nestle Finance International Ltd.	0.366	%(b)	01/27/16	189,000	188,835,533
Novartis Finance Corp., 144A	0.112	%(b)	11/06/15	25,000	24,999,618
Novartis Finance Corp., 144A	0.112	%(b)	11/09/15	142,300	142,296,521
Novartis Finance Corp., 144A	0.122	%(b)	11/04/15	50,000	49,999,500
Novartis Finance Corp., 144A	0.122	%(b)	11/05/15	44,000	43,999,413

Province of Ontario	0.132	%(b)	11/05/15	94,800	94,798,631
Province of Ontario	0.132	%(b)	11/10/15	48,500	48,498,424
Province of Quebec, 144A	0.152	%(b)	11/02/15	60,000	59,999,750
Province of Quebec, 144A	0.203	%(b)	01/11/16	300,000	299,881,662
Province of Quebec, 144A	0.203	%(b)	01/15/16	46,120	46,100,782
Province of Quebec, 144A	0.203	%(b)	01/20/16	142,000	141,936,887
Province of Quebec, 144A	0.203	%(b)	01/22/16	193,000	192,912,075
PSP Capital, Inc., 144A	0.203	%(b)	12/17/15	70,000	69,982,110
PSP Capital, Inc., 144A	0.234	%(b)	01/22/16	45,000	44,976,425
PSP Capital, Inc., 144A	0.244	%(b)	01/19/16	127,000	126,934,799
PSP Capital, Inc., 144A	0.244	%(b)	01/20/16	108,000	107,942,397
PSP Capital, Inc., 144A	0.244	%(b)	01/21/16	75,000	74,959,498
PSP Capital, Inc., 144A	0.244	%(b)	01/25/16	60,000	59,965,999
Sanofi, 144A	0.112	%(b)	11/05/15	48,500	48,499,407
Sanofi, 144A	0.227	%(b)	11/30/15	131,000	130,993,479
Schlumberger Investment SA, 144A	0.162	%(b)	11/20/15	24,000	23,997,973
Schlumberger Investment SA, 144A	0.183	%(b)	12/15/15	50,000	49,989,000
Swedbank AB	0.427	%(b)	02/16/16	187,000	186,766,502
Swedbank AB	0.427	%(b)	02/18/16	187,000	186,762,137
Toronto-Dominion Holdings USA, Inc., 144A	0.264	%(b)	02/08/16	183,000	182,869,150
Total Capital Canada Ltd., 144A	0.203	%(b)	01/04/16	33,000	32,988,266
Total Capital Canada Ltd., 144A	0.234	%(b)	01/15/16	146,500	146,429,798
Total Capital Canada Ltd., 144A	0.356	%(b)	01/14/16	123,000	122,911,488
Toyota Motor Credit Corp.	0.274	%(b)	01/22/16	78,000	77,952,027
Toyota Motor Credit Corp.	0.284	%(b)	02/05/16	100,000	99,925,328
Toyota Motor Credit Corp.	0.284	%(b)	02/08/16	70,000	69,946,096
Toyota Motor Credit Corp.	0.367	%(a)	02/24/16	258,000	258,000,000
Westpac Banking Corp., 144A	0.307	%(a)	03/24/16	82,000	81,996,767
Westpac Banking Corp., 144A	0.317	%(a)	04/22/16	200,000	200,000,000

					11,427,323,374

CORPORATE BONDS — 0.7%
Apple, Inc., Sr. Unsec’d. Notes	0.350	%(a)	05/03/16	43,900	43,919,000
Bank of Montreal, Sr. Unsec’d. Notes, MTN	0.800%		11/06/15	65,000	65,004,368
Bank of Nova Scotia, Sr. Unsec’d. Notes	0.737	%(a)	03/15/16	6,160	6,164,912
Bank of NY Mellon Corp., Sr. Unsec’d. Notes, MTN	0.563	%(a)	03/04/16	10,000	10,006,104
Bank of Tokyo-Mitsubishi UFJ Ltd., Sr. Unsec’d. Notes, 144A	0.782	%(a)	02/26/16	10,000	10,006,249
General Electric Capital Corp., Gtd. Notes, MTN	1.111	%(a)	02/08/16	4,500	4,509,175
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	2.250%		11/09/15	4,585	4,586,803
International American Development Bank, Sr. Unsec’d. Notes, MTN	0.237	%(a)	02/11/16	62,500	62,505,421
Svenska Handelsbanken AB, Sr. Unsec’d. Notes	0.795	%(a)	03/21/16	2,950	2,954,518
U.S. Bank NA, Sr. Unsec’d. Notes	0.300	%(a)	11/02/15	30,000	29,999,995
Volkswagen Group of America Finance LLC, Gtd. Notes, 144A	0.549	%(a)	05/23/16	35,284	35,296,491
Westpac Banking Corp., Sr. Unsec’d. Notes	0.950%		01/12/16	29,000	29,037,337

					303,990,373

MUNICIPAL BONDS — 0.2%
University of Texas Permanent Univ. Fund	0.130%		11/04/15	21,500	21,500,000
University of Texas Permanent Univ. Fund	0.130%		11/09/15	25,000	25,000,000
University of Texas Permanent Univ. Fund	0.140%		12/01/15	22,000	22,000,000
University of Texas System Board of Regents Revenue Financing	0.100%		11/06/15	5,000	5,000,000
University of Texas System Board of Regents Revenue Financing	0.120%		11/12/15	22,572	22,572,000

					96,072,000

OTHER CORPORATE OBLIGATIONS — 0.6%
Export Development Canada, Unsec’d. Notes, MTN, 144A	0.187	%(a)	11/12/15	127,200	127,199,624

General Electric Capital Corp., Sr. Unsec’d. Notes	0.551	%(a)	01/14/16	57,990	58,023,406
Total Capital Canada Ltd., Gtd. Notes	0.700	%(a)	01/15/16	31,605	31,625,429
Volkswagen International Finance NV, Gtd. Notes, 144A	0.654	%(a)	11/18/15	25,000	25,002,636
Wells Fargo Bank NA, Sr. Unsec’d. Notes	0.479	%(a)	06/02/16	37,000	37,017,760

					278,868,855

TIME DEPOSITS — 5.0%
Australia & New Zealand Banking Group Ltd.	0.150%		11/02/15	300,000	300,000,000
Australia & New Zealand Banking Group Ltd.(c)	0.350%		01/12/16	400,000	400,000,000
Australia & New Zealand Banking Group Ltd.(c)	0.320%		11/10/15	235,000	235,000,000
Credit Agricole Corporate & Investment Bank	0.070%		11/02/15	290,571	290,571,000
NATIXIS SA	0.060%		11/02/15	433,000	433,000,000
Svenska Handelsbanken AB	0.050%		11/02/15	300,000	300,000,000
U.S. Bank NA	0.130%		11/02/15	211,658	211,658,000

					2,170,229,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 41.6%
Federal Farm Credit Bank	0.137	%(a)	07/25/16	127,400	127,367,673
Federal Farm Credit Bank	0.153	%(a)	03/14/16	150,000	149,994,872
Federal Farm Credit Bank	0.174	%(a)	02/03/16	123,000	123,001,652
Federal Farm Credit Bank	0.177	%(a)	11/25/15	80,000	80,003,479
Federal Farm Credit Bank	0.192	%(a)	10/13/16	233,600	233,600,000
Federal Farm Credit Bank	0.194	%(a)	12/28/16	111,000	110,987,035
Federal Farm Credit Bank	0.212	%(a)	03/31/16	88,000	87,999,677
Federal Farm Credit Bank	0.214	%(a)	05/04/16	97,490	97,513,096
Federal Home Loan Bank	0.071	%(b)	12/04/15 - 12/09/15	270,720	270,700,558
Federal Home Loan Bank	0.101	%(b)	11/20/15	9,000	8,999,145
Federal Home Loan Bank	0.114	%(b)	11/18/15	1,149,420	1,149,356,102
Federal Home Loan Bank	0.117	%(b)	01/06/16	395,000	394,919,287
Federal Home Loan Bank	0.122	%(b)	01/26/16	202,500	202,441,950
Federal Home Loan Bank	0.125	%(b)	01/27/16	474,000	473,859,103
Federal Home Loan Bank	0.126	%(a)	01/15/16	167,000	167,000,000
Federal Home Loan Bank	0.127	%(b)	01/22/16	518,700	518,553,325
Federal Home Loan Bank	0.127	%(a)	02/18/16	270,000	270,000,000
Federal Home Loan Bank	0.140	%(b)	01/29/16	858,900	858,604,950
Federal Home Loan Bank	0.142	%(b)	02/01/16	45,000	44,983,900
Federal Home Loan Bank	0.142	%(a)	07/22/16 - 08/18/16	160,500	160,496,340
Federal Home Loan Bank	0.147	%(b)	01/28/16	250,000	249,911,389
Federal Home Loan Bank	0.152	%(a)	08/19/16	169,000	168,993,159
Federal Home Loan Bank	0.157	%(a)	08/25/16	181,000	181,000,000
Federal Home Loan Bank	0.159	%(a)	12/04/15 - 03/03/16	429,000	428,998,111
Federal Home Loan Bank	0.161	%(a)	12/15/15	50,000	49,999,837
Federal Home Loan Bank	0.162	%(b)	12/21/15 - 12/23/15	430,000	429,901,422
Federal Home Loan Bank	0.168	%(a)	09/01/16 - 09/02/16	486,500	486,486,622
Federal Home Loan Bank	0.169	%(a)	09/08/16	180,000	180,000,000
Federal Home Loan Bank	0.171	%(a)	01/21/16	265,000	264,997,060
Federal Home Loan Bank	0.176	%(b)	11/06/15	800	799,980
Federal Home Loan Bank	0.177	%(a)	11/25/15 - 01/25/16	415,600	415,604,509
Federal Home Loan Bank	0.179	%(a)	03/28/16	222,000	222,000,000
Federal Home Loan Bank	0.181	%(a)	08/17/16	50,000	49,984,990
Federal Home Loan Bank	0.187	%(a)	07/06/16	84,000	84,000,000
Federal Home Loan Bank	0.196	%(b)	11/13/15	443,400	443,372,724
Federal Home Loan Bank	0.209	%(a)	12/24/15	218,700	218,692,645
Federal Home Loan Bank	0.212	%(a)	08/26/16	20,000	19,996,408
Federal Home Loan Bank	0.216	%(b)	12/18/15	485,000	484,887,468

Federal Home Loan Bank	0.219	%(a)	03/22/16	325,000	325,000,000
Federal Home Loan Bank	0.223	%(b)	11/12/15 - 11/17/15	1,349,650	1,349,559,202
Federal Home Loan Bank	0.223	%(a)	04/28/16	222,000	222,000,000
Federal Home Loan Bank	0.226	%(a)	03/11/16	145,000	145,009,958
Federal Home Loan Bank	0.234	%(b)	12/11/15 - 01/20/16	1,268,525	1,268,201,195
Federal Home Loan Bank	0.236	%(a)	03/14/16	425,000	425,000,000
Federal Home Loan Bank	0.245	%(a)	06/21/16	455,000	455,000,000
Federal Home Loan Bank	0.274	%(b)	12/16/15	1,497,999	1,497,616,675
Federal Home Loan Bank	0.336	%(b)	03/18/16	35,000	34,955,725
Federal Home Loan Mortgage Corp.	0.101	%(b)	01/07/16	80,000	79,985,111
Federal Home Loan Mortgage Corp.	0.157	%(a)	02/18/16	584,750	584,725,494
Federal Home Loan Mortgage Corp.	0.158	%(a)	09/02/16	266,500	266,500,000
Federal Home Loan Mortgage Corp.	0.189	%(a)	09/16/16	323,000	323,000,000
Federal Home Loan Mortgage Corp.	0.191	%(a)	07/21/16	98,000	97,996,708
Federal Home Loan Mortgage Corp.	0.199	%(a)	04/20/17	290,000	289,934,843
Federal Home Loan Mortgage Corp.	0.200	%(a)	01/12/17	34,000	33,990,083
Federal Home Loan Mortgage Corp.	0.233	%(a)	04/27/17	380,000	379,884,901
Federal National Mortgage Assoc.	0.142	%(b)	12/15/15	65,000	64,988,878
Federal National Mortgage Assoc.	0.173	%(b)	11/03/15	15,000	14,999,858
Federal National Mortgage Assoc.	0.207	%(a)	10/21/16	118,000	117,971,883
Federal National Mortgage Assoc.	0.223	%(b)	02/02/16	274,000	273,844,277

					18,160,173,259

U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Notes	0.250%		05/16/16	264,000	264,058,669
U.S. Treasury Notes	0.375%		05/31/16	220,000	220,205,554
U.S. Treasury Notes	1.750%		05/31/16	291,000	293,543,154

					777,807,377

REPURCHASE AGREEMENTS(d) — 5.8%
BNP Paribas Securities Corp., 0.07%, dated 10/30/15, due 11/02/15 in the amount of $188,747,101				188,746	188,746,000
BNP Paribas Securities Corp., 0.09%, dated 10/30/15, due 11/02/15 in the amount of $183,150,374				183,149	183,149,000
Federal Reserve Bank, 0.05%, dated 10/30/15, due 11/02/15 in the amount of $450,001,875				450,000	450,000,000
Goldman Sachs & Co., 0.07%, dated 10/28/15, due 11/04/15 in the amount of $919,446,515				919,434	919,434,000
HSBC Securities, Inc., 0.08%, dated 10/30/15, due 11/02/15 in the amount of $250,001,667				250,000	250,000,000
TD Securities (USA) LLC, 0.08%, dated 10/30/15, due 11/02/15 in the amount of $77,707,518				77,707	77,707,000
TD Securities (USA) LLC, 0.09%, dated 10/30/15, due 11/02/15 in the amount of $450,003,375				450,000	450,000,000

					2,519,036,000

TOTAL INVESTMENTS — 100.0% (amortized cost $43,695,529,002)(e)					43,695,529,002
Liabilities in excess of other assets					(1,100,807)

NET ASSETS — 100.0%					$43,694,428,195

The following abbreviations are used in the quarterly schedule of portfolio descriptions.

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
OTC	Over-the-counter

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2015.
(b)	Represents zero coupon bond. Rate quoted represents yield-to-maturity at purchase date.
(c)	Indicates a security or securities that has been deemed illiquid.
(d)	The aggregate value of Repurchase Agreements is $2,519,036,000. Repurchase agreements are collateralized by FHLB (coupon rates 0.000%-5.750%, maturity dates 12/28/15-6/12/26), FHLMC (coupon rates 0.500%-7.000%, maturity dates 05/27/16-11/01/45), FNMA (coupon rates 0.375%-7.250%, maturity dates 11/12/15-09/01/45), GNMA (coupon rate 5.500%, maturity date 07/20/39), U.S. Treasury Securities (coupon rates 0.000%-9.250%, maturity dates 02/15/16-11/15/44), with the aggregate value, including accrued interest, of $2,560,423,922. Repurchase Agreements are subject to contractual netting agreements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.
(e)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$7,962,028,764	$—
Commercial Paper	—	11,427,323,374	—
Corporate Bonds	—	303,990,373	—
Municipal Bonds	—	96,072,000	—
Other Corporate Obligations	—	278,868,855	—
Time Deposits	—	2,170,229,000	—
U.S. Government Agency Obligations	—	18,160,173,259	—
U.S. Treasury Obligations	—	777,807,377	—
Repurchase Agreements	—	2,519,036,000	—

Total	$—	$43,695,529,002	$—

Prudential Core Short-Term Bond Fund

Schedule of Investments

as of October 31, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 88.8%
ASSET-BACKED SECURITIES — 34.5%
Non-Residential Mortgage-Backed Securities — 21.6%
Ally Auto Receivables Trust, Series 2013-1, Class A3	0.630%		05/15/17	1,414	$1,413,782
Ally Auto Receivables Trust, Series 2013-2, Class A3	0.790%		01/15/18	3,210	3,209,443
Ally Auto Receivables Trust, Series 2014-1, Class A2	0.480%		02/15/17	1,793	1,792,720
Ally Auto Receivables Trust, Series 2014-2, Class A2	0.680%		07/17/17	7,967	7,967,413
Ally Auto Receivables Trust, Series 2014-3, Class A2	0.810%		09/15/17	4,113	4,113,941
Ally Auto Receivables Trust, Series 2014-SN1, Class A2A	0.520%		10/20/16	633	632,908
Ally Auto Receivables Trust, Series 2015-2, Class A2B	0.626	%(a)	03/15/18	7,000	7,000,396
Ally Auto Receivables Trust, Series 2015-SN1, Class A2A	0.930%		06/20/17	6,206	6,204,749
American Express Credit Account Master Trust, Series 2013-1, Class A	0.616	%(a)	02/16/21	38,600	38,601,258
American Express Credit Account Master Trust, Series 2013-3, Class A	0.980%		05/15/19	4,250	4,255,089
American Express Credit Account Master Trust, Series 2014-1, Class A	0.566	%(a)	12/15/21	10,000	9,955,595
American Express Credit Account Master Trust, Series 2014-2, Class A	1.260%		01/15/20	2,000	2,005,322
American Express Credit Account Sec’d. Note Trust, Series 2012-4, Class A	0.436	%(a)	05/15/20	18,000	17,935,628
Bank of America Credit Card Trust, Series 2007-A4, Class A4	0.236	%(a)	11/15/19	21,227	21,120,774
Bank of America Credit Card Trust, Series 2014-A1, Class A	0.576	%(a)	06/15/21	15,129	15,095,396
Bank of America Credit Card Trust, Series 2014-A2, Class A	0.466	%(a)	09/16/19	25,450	25,409,295
Bank of The West Auto Trust, Series 2014-1, Class A2, 144A	0.690%		07/17/17	7,135	7,131,782
Bank of The West Auto Trust, Series 2014-1, Class A3, 144A	1.090%		03/15/19	9,000	8,986,442
BMW Vehicle Lease Trust, Series 2015-1, Class A2B	0.514	%(a)	02/21/17	18,381	18,366,461
BMW Vehicle Lease Trust, Series 2015-2, Class A2B	0.695	%(a)	09/20/18	10,500	10,500,673
CarMax Auto Owner Trust, Series 2013-2, Class A3	0.640%		01/16/18	7,534	7,526,568
CarMax Auto Owner Trust, Series 2014-2, Class A2	0.460%		04/17/17	1,183	1,183,093
CarMax Auto Owner Trust, Series 2014-3, Class A2	0.550%		08/15/17	500	499,744
CarMax Auto Owner Trust, Series 2014-4, Class A2B	0.466	%(a)	02/15/18	7,353	7,347,926
CarMax Auto Owner Trust, Series 2015-3, Class A2B	0.646	%(a)	11/15/18	9,700	9,685,786
CarMax Auto Owner Trust, Series 2015-4, Class A2B	0.796	%(a)	04/15/19	7,000	6,962,976

Chase Issuance Trust, Series 2007-A2, Class A2	0.246	%(a)	04/15/19	4,186	4,171,857
Chase Issuance Trust, Series 2007-A3, Class A3	5.230%		04/15/19	8,846	9,323,019
Chase Issuance Trust, Series 2013-A3, Class A3	0.476	%(a)	04/15/20	725	722,842
Chase Issuance Trust, Series 2013-A6, Class A6	0.616	%(a)	07/15/20	28,000	27,986,795
Chase Issuance Trust, Series 2015-A1, Class A1	0.516	%(a)	02/18/20	19,000	18,960,260
Chase Issuance Trust, Series 2015-A3, Class A3	0.446	%(a)	04/15/19	10,000	9,984,285
Chrysler Capital Auto Receivables Trust, Series 2013-BA, Class A3, 144A	0.850%		05/15/18	5,126	5,126,864
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A2, 144A	0.690%		09/15/17	3,872	3,871,406
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class A2, 144A	0.810%		11/15/17	9,225	9,226,676
Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9	5.100%		11/20/17	1,105	1,107,641
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3	5.300%		03/15/18	5,061	5,148,166
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	0.397	%(a)	12/17/18	13,000	12,963,291
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	5.650%		09/20/19	6,030	6,513,197

Citibank Credit Card Issuance Trust, Series 2013-A2, Class A2	0.477	%(a)	05/26/20	20,500	20,394,243
Citibank Credit Card Issuance Trust, Series 2013-A4, Class A4	0.617	%(a)	07/24/20	10,000	9,988,272
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6	1.320%		09/07/18	15,000	15,069,234
Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2	1.020%		02/22/19	5,800	5,798,941
Discover Card Execution Note Trust, Series 2014-A1, Class A1	0.626	%(a)	07/15/21	27,100	27,056,862
Discover Card Execution Note Trust, Series 2014-A3, Class A3	1.220%		10/15/19	1,900	1,904,758
Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.120%		12/15/21	17,400	17,593,180
Discover Card Execution Note Trust, Series 2015-A1, Class A1	0.546	%(a)	08/17/20	24,000	23,922,334
Fifth Third Auto Trust, Series 2014-2, Class A2B	0.356	%(a)	04/17/17	742	741,722
Fifth Third Auto Trust, Series 2014-3, Class A2A	0.570%		05/15/17	3,342	3,339,918
Ford Credit Auto Lease Trust, Series 2014-A, Class A3	0.680%		04/15/17	4,602	4,600,675
Ford Credit Auto Lease Trust, Series 2014-B, Class A2B	0.356	%(a)	03/15/17	2,549	2,546,866
Ford Credit Auto Lease Trust, Series 2015-A, Class A2B	0.476	%(a)	12/15/17	7,000	6,991,013
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	0.510%		04/15/17	586	585,489
Ford Credit Auto Owner Trust, Series 2013-B, Class A3	0.570%		10/15/17	2,221	2,220,608
GE Equipment Midticket LLC, Series 2013-1, Class A3	0.950%		03/22/17	531	531,254
GE Equipment Small Ticket LLC, Series 2013-1A, Class A3, 144A	1.020%		02/24/17	1,535	1,535,669
GE Equipment Small Ticket LLC, Series 2014-1A, Class A2, 144A	0.590%		08/24/16	191	191,011
GM Financial Automobile Leasing Trust, Series 2014-1A, Class A2, 144A	0.610%		07/20/16	4,226	4,225,330
GM Financial Automobile Leasing Trust, Series 2014-2A, Class A2, 144A	0.730%		02/20/17	4,789	4,784,122
GM Financial Automobile Leasing Trust, Series 2015-1, Class A2	1.100%		12/20/17	6,683	6,689,112
GM Financial Automobile Leasing Trust, Series 2015-3, Class A2B	0.780	%(a)	06/20/18	5,400	5,400,371
Honda Auto Receivables Owner Trust, Series 2013-2, Class A3	0.530%		02/16/17	5,578	5,574,808
Honda Auto Receivables Owner Trust, Series 2015-3, Class A2	0.920%		11/20/17	5,300	5,300,697
Hyundai Auto Lease Securitization Trust, Series 2015-A, Class A2, 144A	1.000%		10/16/17	10,000	9,997,736
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3	0.456	%(a)	08/16/21	9,000	8,910,621
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A3	0.680%		12/15/16	19,494	19,492,865
Mercedes-Benz Auto Lease Trust, Series 2015-A, Class A3	1.100%		08/15/17	9,100	9,110,235
Mercedes Benz Auto Lease Trust, Series 2015-B, Class A2B	0.717	%(a)	01/16/18	5,600	5,600,000
MMCA Auto Owner Trust, Series 2014-A, Class A2, 144A	0.590%		11/15/16	59	59,356
Nissan Auto Lease Trust, Series 2014-B, Class A2B	0.446	%(a)	04/17/17	11,673	11,670,390
Porsche Innovative Lease Owner Trust, Series 2014-1, Class A2, 144A	0.650%		01/20/17	5,327	5,326,020
TAL Advantage LLC, Series 2006-1A, Class NOTE, 144A	0.384	%(a)	04/20/21	500	498,532
Volkswagen Auto Lease Trust, Series 2014-A, Class A2B	0.404	%(a)	10/20/16	371	370,767
World Omni Auto Receivables Trust, Series 2013-A, Class A3	0.640%		04/16/18	1,637	1,636,310
World Omni Auto Receivables Trust, Series 2013-B, Class A3	0.830%		08/15/18	15,019	15,015,418

World Omni Auto Receivables Trust, Series 2014-B, Class A2B	0.426	%(a)	01/16/18	2,785	2,783,424
World Omni Auto Receivables Trust, Series 2015-B, Class A2B	0.593	%(a)	07/15/19	6,500	6,500,324
World Omni Automobile Lease Securitization Trust, Series 2014-A, Class A2B	0.406	%(a)	03/15/17	8,667	8,649,584

					642,619,530

Residential Mortgage-Backed Securities — 12.9%
ABFC Trust, Series 2003-AHL1, Class A1	4.184%		03/25/33	478	477,147
ABFC Trust, Series 2003-OPT1, Class A3	0.877	%(a)	04/25/33	936	891,901
ABFC Trust, Series 2004-HE1, Class M1	1.097	%(a)	03/25/34	1,140	1,056,003
ABFC Trust, Series 2004-OPT5, Class A4	1.447	%(a)	06/25/34	6,757	6,308,915
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	0.897	%(a)	01/25/35	1,724	1,679,380
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M2	2.747	%(a)	11/25/33	120	108,721
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.247	%(a)	12/25/33	2,507	2,368,653
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.097	%(a)	09/25/33	551	516,907
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	0.977	%(a)	04/25/34	4,647	4,404,020
Aegis Asset-Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2004-2, Class A1	0.797	%(a)	06/25/34	142	140,867
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	1.547	%(a)	02/25/33	7,741	7,316,219
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-8, Class M1	1.247	%(a)	10/25/33	3,477	3,300,036
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-9, Class AV2	0.877	%(a)	09/25/33	285	267,159
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2	0.937	%(a)	12/25/33	406	392,750
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-12, Class M1	1.322	%(a)	01/25/34	480	444,280
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R5, Class M1	1.067	%(a)	07/25/34	695	616,015
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R9, Class AF4	4.652%		11/25/35	941	969,212
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R9, Class AF5	4.652%		11/25/35	1,808	1,780,576
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R11, Class A2D	0.527	%(a)	01/25/36	175	171,896
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2	1.997	%(a)	07/25/32	83	69,728
Argent Securities, Inc., Series 2003-W2, Class M4	5.822	%(a)	09/25/33	1,000	926,072
Argent Securities, Inc., Series 2003-W3, Class M2	2.897	%(a)	09/25/33	12,586	11,999,932
Argent Securities, Inc., Series 2003-W5, Class M1	1.247	%(a)	10/25/33	65	63,709
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W4, Class M1	1.397	%(a)	10/25/33	3,711	3,644,141
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W5, Class M1	1.097	%(a)	04/25/34	356	336,806
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AV2	1.097	%(a)	05/25/34	488	461,205
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	1.022	%(a)	05/25/34	703	670,326
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W7, Class M1	1.022	%(a)	05/25/34	18,431	17,548,595

Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W8, Class A2	1.157%(a)	05/25/34	150	147,809
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE5, Class M2	3.046%(a)	09/15/33	359	313,098
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A2	0.877%(a)	11/25/33	193	182,433
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE2, Class M1	1.022%(a)	04/25/34	303	284,769
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	1.007%(a)	06/25/34	348	325,620
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE7, Class M1	1.097%(a)	08/25/34	4,738	4,460,840
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE10, Class M1	1.172%(a)	12/25/34	1,216	1,142,001
Bear Stearns Asset-Backed Securities Trust, Series 2003-3, Class M1	1.427%(a)	06/25/43	832	760,351
Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1	1.172%(a)	06/25/34	3,695	3,507,421
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.097%(a)	03/25/34	5,176	4,943,041
CDC Mortgage Capital Trust, Series 2003-HE3, Class M1	1.247%(a)	11/25/33	3,867	3,616,677
CDC Mortgage Capital Trust, Series 2003-HE4, Class M1	1.172%(a)	03/25/34	1,391	1,315,102
Chase Funding Trust, Series 2002-2, Class 2A1	0.697%(a)	05/25/32	404	379,883
Chase Funding Trust, Series 2003-1, Class 2A2	0.857%(a)	11/25/32	561	531,240
Chase Funding Trust, Series 2003-2, Class 2A2	0.757%(a)	02/25/33	406	369,919
Citigroup Global Markets Mortgage Securities VII, Inc., Series 2002-CIT1, Class M1	1.292%(a)	03/25/32	2,689	2,553,867
Conseco Finance Corp., Series 2001-C, Class M1	0.896%(a)	08/15/33	764	738,076
Countrywide Asset-Backed Certificates, Series 2002-3, Class M1	1.322%(a)	03/25/32	55	54,263
Countrywide Asset-Backed Certificates, Series 2003-2, Class 3A	0.697%(a)	08/26/33	494	429,650
Countrywide Asset-Backed Certificates, Series 2003-BC4, Class M1	1.247%(a)	07/25/33	282	266,982
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	0.947%(a)	03/25/34	1,012	966,432
Countrywide Asset-Backed Certificates, Series 2004-ECC1, Class M1	1.142%(a)	11/25/34	3,365	3,160,059
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE25, Class M1	1.797%(a)	03/25/32	434	409,307
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1	1.217%(a)	11/25/33	1,006	954,580
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB3, Class M1	0.977%(a)	03/25/34	525	481,366
EquiFirst Mortgage Loan Trust, Series 2003-1, Class M2	3.047%(a)	12/25/32	111	106,528
Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1	4.860%(a)	08/25/33	113	112,057
Finance America Mortgage Loan Trust, Series 2004-3, Class M1	1.067%(a)	11/25/34	10,144	9,675,152
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1	0.917%(a)	08/25/34	360	340,959
Fremont Home Loan Trust, Series 2003-B, Class M1	1.247%(a)	12/25/33	561	534,905
Fremont Home Loan Trust, Series 2004-1, Class M1	0.872%(a)	02/25/34	2,015	1,839,022
Fremont Home Loan Trust, Series 2004-2, Class M1	1.052%(a)	07/25/34	853	767,518
Fremont Home Loan Trust, Series 2004-B, Class M1	1.067%(a)	05/25/34	5,587	5,194,111
Fremont Home Loan Trust, Series 2004-C, Class M1	1.172%(a)	08/25/34	5,931	5,535,222
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-1, Class A2C	0.917%(a)	10/25/35	1,220	1,208,767
GSAMP Trust, Series 2003-FM1, Class M2	2.969%(a)	03/20/33	92	85,069
GSAMP Trust, Series 2004-FM1, Class M1	1.172%(a)	11/25/33	6,388	6,181,825

GSAMP Trust, Series 2004-FM1, Class M2	2.297%(a)	11/25/33	128	123,863
GSAMP Trust, Series 2004-NC1, Class M1	1.022%(a)	03/25/34	2,896	2,712,094
Home Equity Asset Trust, Series 2002-3, Class M1	1.547%(a)	02/25/33	878	845,943
Home Equity Asset Trust, Series 2002-4, Class M1	1.697%(a)	03/25/33	734	709,295
Home Equity Asset Trust, Series 2003-2, Class M1	1.517%(a)	08/25/33	1,545	1,429,181
Home Equity Asset Trust, Series 2003-3, Class M1	1.487%(a)	08/25/33	1,705	1,621,873
Home Equity Asset Trust, Series 2003-4, Class M1	1.397%(a)	10/25/33	7,906	7,559,126
Home Equity Asset Trust, Series 2003-8, Class M1	1.277%(a)	04/25/34	671	613,559
Home Equity Asset Trust, Series 2004-1, Class M1	1.142%(a)	06/25/34	11,922	11,151,916
Home Equity Asset Trust, Series 2004-2, Class M1	0.992%(a)	07/25/34	3,201	3,001,307
Home Equity Asset Trust, Series 2004-3, Class M1	1.052%(a)	08/25/34	2,444	2,330,086
HSBC Home Equity Loan Trust, Series 2007-2, Class M2	0.564%(a)	07/20/36	1,000	944,950
HSBC Home Equity Loan Trust, Series 2007-3, Class M2	2.694%(a)	11/20/36	3,500	3,499,838
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A4	0.447%(a)	03/25/36	1,400	1,179,207
Long Beach Mortgage Loan Trust, Series 2003-3, Class M1	1.322%(a)	07/25/33	1,597	1,491,254
Long Beach Mortgage Loan Trust, Series 2003-4, Class M1	1.217%(a)	08/25/33	2,156	2,073,046
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	0.947%(a)	02/25/34	25,176	23,947,150
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	0.992%(a)	06/25/34	7,012	6,769,664
Long Beach Mortgage Loan Trust, Series 2004-3, Class M1	1.052%(a)	07/25/34	6,603	6,357,866
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A1	0.897%(a)	09/25/34	806	745,931
MASTR Asset-Backed Securities Trust, Series 2004-OPT2, Class A2	0.897%(a)	09/25/34	170	158,495
MASTR Asset-Backed Securities Trust, Series 2004-WMC3, Class M1	1.022%(a)	10/25/34	2,056	1,939,469
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC2, Class M2	3.047%(a)	02/25/34	237	241,283
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class A1A	0.997%(a)	08/25/35	51	48,156
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.397%(a)	08/25/35	1,082	1,023,201
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC1, Class M2	1.847%(a)	10/25/34	1,842	1,756,112
Morgan Stanley ABS Capital I, Inc. Trust, Series 2002-NC6, Class M1	1.697%(a)	11/25/32	626	617,625
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.397%(a)	05/25/33	2,480	2,326,220
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M1	1.472%(a)	04/25/33	4,566	4,517,250
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M3	3.647%(a)	04/25/33	121	119,261
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	1.247%(a)	09/25/33	1,813	1,717,274
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M2	2.822%(a)	09/25/33	190	168,349
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.217%(a)	10/25/33	384	362,350
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4	0.937%(a)	01/25/34	1,253	1,209,306
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.142%(a)	06/25/34	1,231	1,157,467

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE7, Class M1	1.097	%(a)	08/25/34	3,607	3,300,410
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class M1	1.157	%(a)	09/25/34	19,810	18,143,490
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.247	%(a)	12/27/33	1,377	1,328,596
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1	1.097	%(a)	05/25/34	773	706,096
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.112	%(a)	07/25/34	1,589	1,515,418
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC3, Class M1	1.547	%(a)	03/25/33	789	756,257
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM2, Class M1	1.322	%(a)	05/25/32	708	668,185
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class M2	3.197	%(a)	02/25/33	242	232,411
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC5, Class M1	1.607	%(a)	10/25/32	718	676,846
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC5, Class M2	2.597	%(a)	10/25/32	107	97,142
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.322	%(a)	10/25/33	5,148	4,946,304
New Century Home Equity Loan Trust, Series 2003-6, Class M1	1.277	%(a)	01/25/34	8,039	7,483,792
New Century Home Equity Loan Trust, Series 2004-1, Class M1	1.082	%(a)	05/25/34	6,086	5,561,157
New Century Home Equity Loan Trust, Series 2004-3, Class M1	1.127	%(a)	11/25/34	12,150	10,737,896
New Century Home Equity Loan Trust, Series 2004-4, Class M1	0.962	%(a)	02/25/35	16,794	15,612,617
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2002-6, Class M1	1.322	%(a)	11/25/32	88	84,639
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.097	%(a)	01/25/34	1,799	1,675,539
Option One Mortgage Loan Trust, Series 2004-2, Class M1	0.992	%(a)	05/25/34	4,726	4,361,807
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	5.181%		09/25/34	839	797,678
Quest Trust, Series 2006-X2, Class A2, 144A	0.487	%(a)	08/25/36	5,584	4,392,036
Renaissance Home Equity Loan Trust, Series 2003-1, Class A	1.057	%(a)	06/25/33	314	297,254
Residential Asset Mortgage Product, Series 2004-RS3, Class AI4	5.335%		03/25/34	592	624,030
Residential Asset Mortgage Product, Series 2004-RS8, Class AI5	5.980%		08/25/34	9,880	10,208,488
Residential Asset Securities Corp., Series 2003-KS11, Class AI5	5.550%		01/25/34	4,321	4,525,548
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	5.221%		02/25/34	4,000	4,141,361
Residential Asset Securities Corp., Series 2004-KS3, Class AI5	4.770%		04/25/34	7,381	7,691,169
Residential Asset Securities Corp., Series 2004-KS5, Class AI5	5.125%		06/25/34	10,308	10,410,155
Saxon Asset Securities Trust, Series 2001-2, Class M1	0.992	%(a)	03/25/31	522	452,735
Saxon Asset Securities Trust, Series 2001-3, Class M1	1.367	%(a)	07/25/31	104	98,924
Saxon Asset Securities Trust, Series 2003-3, Class M2	2.597	%(a)	12/25/33	105	94,694
Saxon Asset Securities Trust, Series 2004-2, Class AF3	4.703	%(a)	08/25/35	3,419	3,438,467
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	0.977	%(a)	02/25/34	5,087	4,726,856

Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class M1	1.397	%(a)	01/25/34	358	342,794
Specialty Underwriting & Residential Finance Trust, Series 2003-BC3, Class M1	1.172	%(a)	08/25/34	6,030	5,779,542
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	0.962	%(a)	02/25/35	1,736	1,593,521
Specialty Underwriting & Residential Finance Trust, Series 2004-BC4, Class A1B	0.997	%(a)	10/25/35	832	781,893
Specialty Underwriting & Residential Finance Trust, Series 2006-BC1, Class A2C	0.397	%(a)	12/25/36	176	175,198
Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2	0.877	%(a)	01/25/33	222	211,075
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	0.902	%(a)	03/25/34	14,910	13,548,650
Structured Asset Investment Loan Trust, Series 2004-4, Class A4	0.997	%(a)	04/25/34	3,782	3,496,181
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OW1, Class A4, 144A	0.397	%(a)	12/25/35	383	364,913
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class A21B	0.617	%(a)	10/25/34	45	43,557

					385,401,380

TOTAL ASSET-BACKED SECURITIES (cost $975,930,799)					1,028,020,910

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.8%
Banc of America Commercial Mortgage Trust, Series 2006-1, Class A1A	5.378%		09/10/45	9,880	9,877,401
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.569%		04/10/49	8,199	8,574,662
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class A, 144A	1.346	%(a)	08/15/26	4,569	4,559,650
Carefree Portfolio Trust, Series 2014-CARE, Class A, 144A	1.516	%(a)	11/15/19	15,000	14,976,538
CD Mortgage Trust, Series 2006-CD2, Class A4	5.336%		01/15/46	9,742	9,732,857
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1	0.685%		09/10/45	454	453,033
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A1A	5.199%		08/15/48	11,424	11,752,365
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	2,777	2,847,459
COMM Mortgage Trust, Series 2014-UBS2, Class A2	2.820%		03/10/47	8,050	8,251,619
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	5.472%		02/15/39	793	792,472
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	10,925	10,998,109
GE Business Loan Trust, Series 2004-2A, Class A, 144A	0.416	%(a)	12/15/32	1,603	1,573,797
GE Business Loan Trust, Series 2006-2A, Class A, 144A	0.376	%(a)	11/15/34	4,697	4,462,000
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	5.553%		04/10/38	81	80,463
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	5.560%		11/10/39	14,544	14,737,992
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class A, 144A	1.446	%(a)	11/15/29	8,000	7,997,341
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class A3	3.272%		07/15/45	10,000	10,340,862
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2FL, 144A	0.857	%(a)	11/15/45	1,000	1,000,029
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A2	2.892%		08/15/47	10,000	10,305,710

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AM	5.433%		12/15/44	4,386	4,379,895
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class A4	5.481%		12/12/44	1,088	1,087,236
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A1, 144A	2.749%		11/15/43	282	282,765
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class A2, 144A	3.341%		07/15/46	16,623	16,714,904
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A2	3.149%		08/15/46	8,120	8,228,656
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class A2	1.797%		10/15/45	3,450	3,467,320
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A2	1.677%		12/15/47	800	802,040
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 144A	1.176	%(a)	07/15/31	10,000	9,933,398
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class A, 144A	1.396	%(a)	08/15/27	20,000	19,928,692
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3FL, 144A	0.666	%(a)	06/12/50	5,530	5,507,901
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class A4	5.463%		02/12/39	3,311	3,313,837
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class A1A	5.409%		07/12/46	6,503	6,653,248
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3	5.172%		12/12/49	5,799	5,945,991
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	585	591,188
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2FL, 144A	0.335	%(a)	03/12/51	16,039	15,992,502
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class ASB	5.810%		08/12/49	342	343,906
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A1	0.664%		11/15/45	144	144,104
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A2FL	0.356	%(a)	04/15/49	7,244	7,219,840
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2	3.224%		07/15/49	1,149	1,164,396
SCG Trust, Series 2013-SRP1, Class A, 144A	1.596	%(a)	11/15/26	9,000	8,955,684
Starwood Retail Property Trust, Series 2014-STAR, Class A, 144A	1.416	%(a)	11/15/27	20,000	19,847,916
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	21,000	21,240,295
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4	5.418%		01/15/45	315	314,883
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416%		01/15/45	9,500	9,522,178
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class A3	5.558%		03/15/45	8,505	8,526,388
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.720%		05/15/43	31,255	31,622,643
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749%		07/15/45	26,251	26,828,175
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765%		07/15/45	20,899	21,126,450
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	11,835	12,204,397
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.572%		10/15/48	10,359	10,564,942
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3	5.246%		12/15/43	405	407,391

Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%		05/15/46	25,021	26,245,999

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $459,023,265)					442,423,519

CORPORATE BONDS — 37.5%
Auto Manufacturers — 2.8%
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes	0.823	%(a)	10/07/16	7,000	7,019,530
American Honda Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	0.707	%(a)	05/26/16	22,500	22,532,423
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.250%		01/11/16	28,000	28,040,964
Volkswagen International Finance NV (Germany), Gtd. Notes, 144A	0.764	%(a)	11/18/16	25,000	24,341,550

					81,934,467

Banks — 13.4%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A	0.742	%(a)	06/06/16	30,000	30,001,860
Australia & New Zealand Banking Group Ltd. (Australia), Unsec’d. Notes, 144A	0.501	%(a)	07/15/16	21,000	21,004,578
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	1.300%		07/15/16	30,000	30,130,950
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes	0.609	%(a)	02/23/17	25,000	24,995,750
Canadian Imperial Bank of Commerce (Canada), Sr. Unsec’d. Notes	0.835	%(a)	07/18/16	25,000	25,053,325
Citigroup, Inc., Sr. Unsec’d. Notes	1.029	%(a)	11/24/17	30,000	29,925,240
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.250%		01/11/16	30,257	30,410,887
Fifth Third Bancorp, Sr. Unsec’d. Notes	3.625%		01/25/16	35,000	35,233,485
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	0.769	%(a)	03/22/16	27,750	27,750,472
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	1.224	%(a)	11/18/15	1,350	1,350,057
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	0.952	%(a)	02/26/16	30,000	30,027,240
Morgan Stanley, Sr. Unsec’d. Notes	1.750%		02/25/16	27,365	27,462,200
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.174	%(a)	09/17/18	16,000	16,072,336
PNC Bank NA, Sr. Unsec’d. Notes	0.633	%(a)	01/28/16	4,750	4,752,456
PNC Bank NA, Sr. Unsec’d. Notes	0.800%		01/28/16	11,550	11,557,369
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	0.569	%(a)	02/03/17	30,000	29,973,600
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	1.250%		07/20/16	24,301	24,406,515

					400,108,320

Biotechnology — 0.4%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	1.850%		09/04/18	12,000	12,121,056

Brokerage — 0.1%
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(b)	3.000%		05/25/10	50,000	3,725,000

Computers — 1.2%
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.059	%(a)	10/05/17	35,000	35,058,590

Diversified Financial Services — 1.4%
American Express Credit Corp., Sr. Unsec’d. Notes	0.834	%(a)	07/29/16	15,300	15,309,884
Capital One Bank USA NA, Sr. Unsec’d. Notes	1.300%		06/05/17	25,000	24,848,675

					40,158,559

Electric — 0.7%
Georgia Power Co., Sr. Unsec’d. Notes	0.657	%(a)	03/15/16	20,000	19,988,740

Food — 0.8%
General Mills, Inc., Sr. Unsec’d. Notes	0.624	%(a)	01/29/16	25,000	24,997,050

Healthcare-Products — 0.3%
Baxter International, Inc., Sr. Unsec’d. Notes	0.950%		06/01/16	10,000	9,996,560

Healthcare-Services — 0.5%
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	0.765	%(a)	01/17/17	16,000	16,017,808

Insurance — 1.3%
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	0.701	%(a)	04/10/17	20,000	20,010,660
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.697	%(a)	05/27/16	20,000	20,026,120

					40,036,780

Leisure Time — 0.6%
Carnival Corp., Gtd. Notes	1.200%		02/05/16	17,000	17,018,955

Machinery-Diversified — 0.7%
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	0.750%		01/22/16	20,000	20,017,460

Media — 1.2%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	0.858	%(a)	04/15/16	35,000	35,039,410

Non-Captive Finance — 0.8%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	0.623	%(a)	12/20/16	23,000	22,935,830

Oil & Gas — 2.5%
Chevron Corp., Sr. Unsec’d. Notes	0.889%		06/24/16	8,700	8,725,291
Devon Energy Corp., Sr. Unsec’d. Notes	0.787	%(a)	12/15/15	35,000	35,002,030
Husky Oil Ltd. (Canada), Sr. Unsec’d. Notes	7.550%		11/15/16	30,560	32,168,953

					75,896,274

Oil & Gas Services — 0.4%
Cameron International Corp., Sr. Unsec’d. Notes	1.150%		12/15/16	12,000	11,965,860

Pharmaceuticals — 4.1%
AbbVie, Inc., Sr. Unsec’d. Notes	1.200%		11/06/15	40,000	40,001,600
GlaxoSmithKline Capital, Inc. (United Kingdom), Gtd. Notes	0.700%		03/18/16	37,500	37,550,287
McKesson Corp., Sr. Unsec’d. Notes	0.950%		12/04/15	5,000	4,999,550
Merck & Co., Inc., Sr. Unsec’d. Notes	0.514	%(a)	05/18/16	40,000	40,029,480

					122,580,917

Retail — 1.8%
CVS Health Corp., Sr. Unsec’d. Notes	1.200%		12/05/16	25,000	25,074,700
Lowe’s Cos, Inc., Sr. Unsec’d. Notes	0.936	%(a)	09/14/18	5,000	5,017,020
Walgreens Boots Alliance, Inc., Gtd. Notes	0.774	%(a)	05/18/16	25,000	24,968,175

					55,059,895

Telecommunications — 2.5%
AT&T, Inc., Sr. Unsec’d. Notes	0.699	%(a)	02/12/16	7,000	6,997,760
Cisco Systems, Inc., Sr. Unsec’d. Notes	0.614	%(a)	03/03/17	35,000	35,015,785
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.867	%(a)	09/15/16	10,000	10,093,460
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.500%		09/15/16	20,590	20,871,465

					72,978,470

TOTAL CORPORATE BONDS (cost $1,150,420,751)					1,117,636,001

MUNICIPAL BOND — 0.8%
California
University of California Rev., Fltg. Rate Notes, Taxable, Series Y-1 (cost $25,000,000)	0.693	%(a)	07/01/41	25,000	24,988,000

NON-CORPORATE FOREIGN AGENCY — 1.2%
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A (cost $36,275,000)	1.101	%(a)	04/10/17	36,275	36,253,017

TOTAL LONG-TERM INVESTMENTS (cost $2,646,649,815)					2,649,321,447

				Shares
SHORT-TERM INVESTMENTS — 11.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 1.1%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $31,538,545)(c)				31,538,545	31,538,545

				Principal Amount (000)#
COMMERCIAL PAPER(d) — 8.4%
Agrium, Inc., 144A	0.559%		11/30/15	14,200	14,196,592
Anadarko Petroleum Corp., 144A	0.468%		11/12/15	10,000	9,999,100
BAT International Finance PLC, 144A	0.478%		11/25/15	10,000	9,998,000
Celgene Corp., 144A	0.457%		11/23/15	20,000	19,996,400
Cox Enterprises, 144A	0.406%		11/03/15	15,000	14,999,550
Eaton Corp., 144A	0.519%		12/16/15	15,000	14,994,000
Electricite de France, 144A	0.746%		01/06/16	15,000	14,992,800
Elsevier Finance SA, 144A	0.478%		11/30/15	10,000	9,997,600
Encana Corp., 144A	0.569%		11/09/15	10,000	9,999,300
Encana Corp., 144A	0.580%		11/03/15	10,500	10,499,685
Enterprise Products Operating LLC, 144A	0.447%		11/20/15	10,000	9,998,500
FMC Technologies, Inc., 144A	0.488%		11/20/15	15,000	14,997,750
Macy’s Retail Holdings, Inc.	0.406%		11/02/15	15,000	14,999,700
Plains All American Pipeline LP, 144A	0.406%		11/05/15	10,000	9,999,600
PPG Industries, Inc.	0.478%		11/17/15	10,000	9,998,300
Tate & Lyle International Finance PLC, 144A	0.437%		11/05/15	15,000	14,999,400
TransCanada American Investments Ltd., 144A	0.457%		11/23/15	15,000	14,997,150
Viacom, Inc., 144A	0.457%		11/05/15	10,000	9,999,600
Volvo Treasury NA LP, 144A	0.478%		11/04/15	5,000	4,999,850
Western Union Co.	0.376%		11/02/15	15,000	14,999,687

TOTAL COMMERCIAL PAPER (cost $249,633,753)					249,662,564

TIME DEPOSITS — 2.1%
Camden Property Trust(e)	0.550%		11/09/15	15,000	15,000,000
DuPont Teijin Films(e)	0.550%		11/25/15	13,000	13,000,000
Liberty Property LP(e)	0.550%		11/23/15	15,000	15,000,000
Weingarten Realty Corp.	0.500%		11/02/15	10,000	10,000,000
Weingarten Realty Corp.(e)	0.500%		11/16/15	10,000	10,000,000

TOTAL TIME DEPOSITS (cost $63,000,000)					63,000,000

U.S. GOVERNMENT AGENCY OBLIGATION(d) — 0.3%
Federal Home Loan Banks(f) (cost $9,990,823)	0.305%	02/19/16	10,000	9,996,370

TOTAL SHORT-TERM INVESTMENTS (cost $354,163,121)				354,197,479

TOTAL INVESTMENTS — 100.7% (cost $3,000,812,936)(g)				3,003,518,926
Liabilities in excess of other assets(h) — (0.7)%				(20,434,871)

NET ASSETS — 100.0%				$2,983,084,055

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
CMBS	Collateralized Mortgage-Backed Security
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2015.
(b)	Represents issuer in default on interest payments and/or principal repayments; non-income producing security. Such security may be post maturity.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Indicates a security that has been deemed illiquid.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$3,000,812,936

Appreciation	60,015,127
Depreciation	(57,309,137)

Net Unrealized Appreciation	$2,705,990

The book basis may differ from tax basis due to certain tax-related adjustments.

(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Interest rate swap agreements outstanding at October 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
20,000	12/07/15	0.757%	3 Month LIBOR(1)	$(59,310)	$—	$(59,310)	Bank of Nova Scotia
25,000	02/01/16	0.588%	3 Month LIBOR(1)	(34,233)	—	(34,233)	Bank of Nova Scotia
25,000	03/04/16	0.505%	3 Month LIBOR(1)	(18,064)	—	(18,064)	Bank of America
50,000	03/15/16	0.546%	3 Month LIBOR(1)	(43,395)	—	(43,395)	Deutsche Bank AG
25,000	04/13/16	0.925%	3 Month LIBOR(1)	(67,780)	—	(67,780)	Bank of Nova Scotia
10,000	05/10/16	0.860%	3 Month LIBOR(1)	(56,459)	—	(56,459)	Bank of Nova Scotia
15,000	05/16/16	0.890%	3 Month LIBOR(1)	(88,582)	—	(88,582)	Bank of Nova Scotia
5,000	05/22/16	0.909%	3 Month LIBOR(1)	(30,408)	—	(30,408)	Bank of Nova Scotia
25,000	06/06/16	0.499%	3 Month LIBOR(1)	(45,597)	—	(45,597)	Bank of Nova Scotia
20,000	07/29/16	0.680%	3 Month LIBOR(1)	(64,482)	—	(64,482)	Bank of Nova Scotia

Interest rate swap agreements outstanding at October 31, 2015 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
25,000	12/06/16	0.575%	3 Month LIBOR(1)	$(42,572)	$—	$(42,572)	Bank of Nova Scotia
8,400	06/15/17	2.880%	3 Month LIBOR(1)	(378,618)	—	(378,618)	Barclays Capital Group
13,000	05/16/18	4.531%	3 Month LIBOR(1)	(1,421,290)	—	(1,421,290)	Barclays Capital Group
20,000	02/18/20	4.762%	3 Month LIBOR(1)	(3,031,867)	—	(3,031,867)	Royal Bank of Scotland Group PLC
20,000	06/01/20	1.235%	3 Month LIBOR(1)	80,751	—	80,751	Bank of Nova Scotia

				$(5,301,906)	$—	$(5,301,906)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at October 31, 2015	Unrealized Depreciation(2)
Exchange-traded swap agreements:
35,000	11/13/15	0.453%	3 Month LIBOR(1)	$—	$(1,303)	$(1,303)
25,000	12/15/15	2.938%	3 Month LIBOR(1)	—	(79,143)	(79,143)
60,000	01/14/16	0.508%	3 Month LIBOR(1)	—	(21,612)	(21,612)
25,000	04/28/16	0.557%	3 Month LIBOR(1)	213	(19,308)	(19,521)
25,000	05/02/16	0.536%	3 Month LIBOR(1)	212	(16,658)	(16,870)
40,000	07/15/16	0.800%	3 Month LIBOR(1)	—	(94,362)	(94,362)
30,000	09/13/16	1.036%	3 Month LIBOR(1)	285	(133,627)	(133,912)
50,000	09/19/16	0.774%	3 Month LIBOR(1)	275	(108,890)	(109,165)
20,000	11/13/16	0.598%	3 Month LIBOR(1)	—	(6,888)	(6,888)
20,000	12/13/16	0.726%	3 Month LIBOR(1)	200	(30,044)	(30,244)
15,000	03/04/17	0.828%	3 Month LIBOR(1)	187	(34,393)	(34,580)
17,000	06/17/19	1.784%	3 Month LIBOR(1)	227	(320,376)	(320,603)
10,100	07/03/19	1.734%	3 Month LIBOR(1)	196	(171,446)	(171,642)
7,350	07/22/19	1.781%	3 Month LIBOR(1)	183	(136,557)	(136,740)
9,650	06/18/20	1.743%	3 Month LIBOR(1)	—	(126,076)	(126,076)
10,000	12/15/20	3.855%	3 Month LIBOR(1)	—	(1,153,392)	(1,153,392)

				$1,978	$(2,454,075)	$(2,456,053)

A U.S. Government Agency Obligation with a market value of $1,209,561 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at October 31, 2015.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate exposure as of October 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$642,619,530	$—
Residential Mortgage-Backed Securities	—	385,401,380	—
Commercial Mortgage-Backed Securities	—	442,423,519	—
Corporate Bonds	—	1,117,636,001	—
Municipal Bond	—	24,988,000	—
Non-Corporate Foreign Agency	—	36,253,017	—
Affiliated Money Market Mutual Fund	31,538,545	—	—
Commercial Paper	—	249,662,564	—
Time Deposits	—	63,000,000	—
U.S. Government Agency Obligation	—	9,996,370	—
Other Financial Instruments*
OTC interest rate swaps	—	(5,301,906)	—
Exchange-traded interest rate swaps	—	(2,456,053)	—

Total	$31,538,545	$2,964,222,422	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

The Money Market Fund’s securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Prudential Core Taxable Money Market Fund may invest up to 5% and the Prudential Core Short-Term Bond Fund may invest up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Prudential Core Short-Term Bond Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     December 18, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 18, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date     December 18, 2015

*	Print the name and title of each signing officer under his or her signature.